Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders
12. Net Loss Per Share Attributable to Common Stockholders
The following common stock equivalents were excluded from the computation of diluted net loss per share as their impact would have been anti-dilutive:

	As of December 31,
	2025	2024
Common stock options issued and outstanding	9,035,498	3,641,671
Redeemable convertible preferred stock on an as-converted into common stock basis	—	36,386,702
Shares issuable under the participation right	—	2,509,446

Total	9,035,498	42,537,819